Cover	Sep. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2026
Entity File Number	001-42142
Entity Registrant Name	GRAF GLOBAL CORP.
Entity Central Index Key	0001897463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1790 Hughes Landing Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	310
Local Phone Number	745-8669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TONTU
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TONT
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TONT WS
Security Exchange Name	NYSEAMER